Related Party Transactions - Related party loans (Details) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Related Party Transaction [Line Items]
Proceeds from issuance of preferred stock	$ 28,721	$ 69,194
Series D
Related Party Transaction [Line Items]
Stock issued during period	$ 13,721	67,943
Related Party Loans | Affiliated Entity
Related Party Transaction [Line Items]
Stock issued during period		$ 30,200
Related Party Loans | Affiliated Entity | Series D-1
Related Party Transaction [Line Items]
Shares converted (in shares)		2,721,956
Conversion price (in dollars per share)		$ 3.77
Proceeds from issuance of preferred stock		$ 10,300
Related Party Loans | Affiliated Entity | Class A Common Stock
Related Party Transaction [Line Items]
Shares converted (in shares)	2,466,161	3,303,094
Related Party Loans | Affiliated Entity | Series D
Related Party Transaction [Line Items]
Shares converted (in shares)	4,722,039	11,376,303
Stock issued (in shares)	3,891,256	9,374,786
Related Party Loans | Affiliated Entity | Activate Capital Partners, LP
Related Party Transaction [Line Items]
Stock issued during period		$ 9,800
Related Party Loans | Affiliated Entity | 19York Ventures | Class A Common Stock
Related Party Transaction [Line Items]
Shares converted (in shares)		205,670
Related Party Loans | Affiliated Entity | 19York Ventures | Series D
Related Party Transaction [Line Items]
Conversion price (in dollars per share)	$ 7.38	$ 7.38
Proceeds from issuance of preferred stock	$ 15,000	$ 1,300
Stock issued (in shares)	2,032,271	169,485